CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	[1]
Revenues
Net sales		$ 6,300	$ 5,290
Finance, interest and other income		473	495
Total Revenues		6,773	5,785
Costs and Expenses
Cost of goods sold		5,256	4,482
Selling, general and administrative expenses		590	539
Research and development expenses		227	191
Restructuring expenses		3	12
Interest expense		200	219
Other, net		251	263
Total Costs and Expenses		6,527	5,706
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		246	79
Income tax (expense)		(63)	(51)
Equity in income of unconsolidated subsidiaries and affiliates		19	18
Net income	[2]	202	46	[3]
Net income attributable to noncontrolling interests		6	3
Net income attributable to CNH Industrial N.V.		$ 196	$ 43
Earnings per share attributable to common shareholders
Basic		$ 0.14	$ 0.03
Diluted		$ 0.14	$ 0.03

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).